Summary of Significant Accounting Policies (Antidilutive Securities) (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	913.9	955.6